Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation: The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Holdings’ consolidated balance sheets, statements of comprehensive income, statements of cash flows and statements of changes in equity for the periods presented. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under United States generally accepted accounting principles (“U.S. GAAP”) for complete financial statements. All such adjustments are deemed to be of a normal recurring nature. These interim financial statements should be read in conjunction with the Company’s consolidated financial statements and notes included in Navios Holdings’ Annual Report for the year ended December 31, 2022 filed on Form 20-F with the Securities and Exchange Commission (“SEC”).

Based on internal forecasts and projections that take into account potential changes in the Company’s trading performance and other assets, management believes that the Company has adequate financial resources to continue in operation and meet its financial commitments, including but not limited to capital expenditures and debt service obligations, for a period of at least twelve months from the date of issuance of the interim condensed consolidated financial statements. Although internal forecasts and projections are driven by market data and are subject to future volatility along with other factors outside the control of the Company, with the existence of alternative liquidity sources and management’s ability to utilize them if needed, management concludes that the Company has the ability to continue as a going concern as of the date of the issuance of the interim condensed consolidated financial statements.

Following Russia’s invasion of Ukraine in February 2022 the United States, the European Union, the United Kingdom and other countries have announced sanctions against Russia, and may impose wider sanctions and take other actions in the future. To date, no apparent consequences have been identified on the Company’s business. Notwithstanding the foregoing, it is possible that these tensions might eventually have an adverse impact on our business, financial condition, results of operations and cash flows.

Change in accounting policy:

Foreign Currency Translation: During the second quarter of 2023, the Company changed its accounting policy on foreign exchange differences recognized in the unaudited condensed consolidated statements of comprehensive income. The foreign exchange gains and losses are presented in the same line item as the underlying transaction. Total impact for the six-month periods ended June 30, 2023 and 2022 was $1,832 and $200 respectively. The impact of the amounts reclassified to each underlying item was not material for all prior periods presented.

(b) Principles of consolidation: The accompanying interim condensed consolidated financial statements include the accounts of Navios Holdings, a Marshall Islands corporation, and its majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.

Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill. All subsidiaries included in the interim condensed consolidated financial statements are 100% owned, except for Navios Logistics, which is 63.8% owned by Navios Holdings.

Investments in Affiliate Companies: Affiliate companies are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method, the Company records an investment in the stock of an affiliate company at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate company subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate company reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliate companies, provided that the issuance of shares qualifies as a sale of shares. When the Company’s share of losses in an affiliate company equals or exceeds its interest in the affiliate company, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate company.

Affiliate companies included in the financial statements accounted for under the equity method: In the interim condensed consolidated financial statements of Navios Holdings, Navios Partners and its subsidiaries are included as affiliate companies and are accounted for under the equity method for such periods.

(c) Asset acquisition: When the Company enters into an acquisition transaction, it determines whether the acquisition transaction is a purchase of an asset or a business based on the facts and circumstances of the transaction. In accordance with Topic 805, Business Combinations, the Company first evaluates whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets (Step 1). If that threshold is met, the set of assets and activities is not a business. If the threshold is not met, the Company evaluates whether the set meets the definition of a business (Step 2). To be considered a business, a set must include an input and a substantive process that together significantly contributes to the ability to create an output. All assets acquired and liabilities assumed in a business combination are measured at their acquisition date fair values. For asset acquisitions, the net assets acquired should be measured following a cost accumulation and allocation model under which the cost of the acquisition is allocated on a relative fair value basis to the qualifying assets acquired. In May 2023, Navios Logistics completed the acquisition of the stock of Vimalcor S.A. (“Vimalcor”) for a purchase price of $1,600. The main asset acquired is the right of use of a plot of land in the port of Montevideo (refer to Note 5 and Note 14).

(d) Revenue Recognition:

Revenue is recognized when (or as) the Company transfers promised goods or services to its customers in amounts that reflect the consideration to which the company expects to be entitled to in exchange for those goods or services, which occurs when (or as) the Company satisfies its contractual obligations and transfers control of the promised goods or services to its customers. In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under its agreements, the Company performs the following steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations based on estimated selling prices; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

Voyage revenues for the transportation of cargo are recognized ratably over the estimated relative transit time of each voyage. A voyage is deemed to commence when a vessel arrives at the loading port, as applicable under the contract, and is deemed to end upon the completion of the discharge of the current cargo. Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo.

Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.

Revenue from contracts of affreightment (“COA”)/voyage contracts relating to our barges are recognized ratably over the estimated relative transit time of each voyage. A voyage is deemed to commence upon the barge’s arrival at the loading port, as applicable under the contract, and is deemed to end upon the completion of discharge under the current voyage. The percentage of transit time is based on the number of days traveled as of the balance sheet date divided by the number of total days expected for the voyage. The position of the barge at the balance sheet date is determined by the days traveled as of the balance sheet date over the total voyage of the pushboat having the barge in tow. Revenue arising from contracts that provide our customers with continuous access to convoy capacity is recognized ratably over the period of the contracts.

Demurrage income represents payments made by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized as it is earned.

The Company recognizes revenue ratably from the vessel’s/barge’s arrival at the loading port, as set forth in the applicable contract, to when the charterer’s cargo is discharged as well as defer costs that meet the definition of “costs to fulfill a contract” and relate directly to the contract.

Revenues from time-chartering and bareboat chartering of vessels and barges are accounted for as operating leases and are thus recognized on a straight-line basis as the average revenue over the rental periods of such charter agreements as service is performed. However, for loss generating time charters, the loss is recognized in the period during which the loss is generated. A time-charter involves placing a vessel or barge at the charterer’s disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Charters for periods of less than three months are referred to as spot-charters. Charters for periods of three months to a year are generally referred to as medium-term charters. All other charters are considered long-term. For time-charters, the owner of the vessel typically pays the vessel’s operating costs, such as crews, maintenance and insurance.

Revenues from dry port terminal operations consist of an agreed flat fee per ton and cover the services performed in connection with unloading cargo from barges (or trucks), transferring the cargo into silos or the stockpiles for temporary storage, and loading the ocean-going vessels. Revenues are recognized upon completion of loading the ocean-going vessels. Revenue arising from contracts that provide our customers with continuous access to port terminal storage and transshipment capacity is recognized ratably over the period of the contracts. Additionally, fees are charged for vessel dockage and for storage time in excess of contractually specified terms. Dockage revenues are recognized ratably up to completion of loading as the performance obligation is met evenly over the loading period. Storage fees are assessed and recognized at the point when the product remains in the silo storage beyond the contractually agreed upon term. Storage fee revenue is recognized ratably over the storage period and ends when the product is loaded onto the ocean-going vessel.

Revenues from liquid port terminal operations consist mainly of sales of petroleum products in the Paraguayan market and revenues from liquid port operations. Revenues from liquid port terminal operations consist of an agreed flat fee per cubic meter or a fixed rate over a specific period to cover the services performed to unload barges, transfer the products into the tanks for temporary storage and then loading the trucks. Revenues that consist of an agreed flat fee per cubic meter are recognized upon completion of loading the trucks. Revenues from liquid port terminal operations that consist of a fixed rate over a specific period are recognized ratably over the storage period as the performance obligation is met evenly over time, ending when the product is loaded onto the trucks.

Expenses related to our revenue-generating contracts are recognized as incurred.

The following tables reflect the revenue earned per category for the three- and six-month periods ended June 30, 2023 and 2022:

	Three Month Period Ended June 30,2023	Three Month Period Ended June 30,2022	Six Month Period Ended June 30,2023	Six Month Period Ended June 30,2022
COA/Voyage revenue	$22,995	$24,519	$38,762	$44,326
Time chartering revenue	$22,474	$13,808	$41,208	$25,201
Port terminal revenue	$24,600	$25,174	$48,842	$47,991
Storage fees (dry port) revenue	$62	$1,812	$102	$2,173
Dockage revenue	$2,797	$1,745	$4,656	$3,107
Sale of products revenue	$6,677	$—	$9,764	$1,894
Liquid port terminal revenue	$1,413	$1,614	$2,717	$3,075
Other	$880	$513	$1,259	$572
Total	$81,898	$69,185	$147,310	$128,339

Deferred Income and Cash Received In Advance: Deferred voyage revenue primarily relates to cash received from charterers prior to it being earned.

These amounts are recognized as revenue over the voyage or charter period.

(e) Recent Accounting Pronouncements:

Adoption of new accounting pronouncements:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-4, “Reference Rate Reform (Topic 848)” (“ASU 2020-4”), which provides optional guidance intended to ease the potential burden in accounting for the expected discontinuation of LIBOR as a reference rate in the financial markets. The guidance can be applied to modifications made to certain contracts to replace LIBOR with a new reference rate. The guidance, if adopted, will permit entities to treat such modifications as the continuation of the original contract, without any required accounting reassessments or remeasurements. In addition, in January 2021, the FASB issued ASU No. 2021-01 with respect to the Reference Rate Reform (Topic 848). The amendments in this Update clarify that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The ASU 2020-4 was effective for the Company beginning on March 12, 2020 and the Company will apply the amendments prospectively through December 31, 2024. There was no material impact to the Company’s interim condensed consolidated financial statements as of June 30, 2023.